STOCKHOLDERS' DEFICIENCY (Schedule of Stock Option Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Shares
Outstanding at January 1, 2013	1,132	1,027	1,041
Options granted		170
Options exercised	(17)
Options forfeited or expired	(11)	(65)	(14)
Outstanding at September 30, 2013	1,104	1,132	1,027	1,041
Exercisable at September 30, 2013	984	944
Options available for grant at September 30, 2013	7,778	7,768
Weighted-Average Exercise Price
Outstanding at January 1, 2013	$ 2.059	$ 2.205	$ 2.20
Options granted		$ 1.10
Options exercised	$ 1.75
Options forfeited or expired	$ 1.27	$ 1.845	$ 1.875
Outstanding at September 30, 2013	$ 2.07	$ 2.059	$ 2.205	$ 2.20
Options available for grant at September 30, 2013	$ 2.175	$ 2.28
Weighted-Average Contractual Term
Outstanding	6 years 10 months 13 days	6 years 11 months 9 days	6 years 7 months 17 days	6 years 6 months 15 days
Options granted		10 years
Options exercised	10 years
Options forfeited or expired	10 years	10 years	10 years
Exercisable at September 30, 2013	6 years 4 months 2 days	6 years 5 months 23 days
Aggregate Intrinsic Value
Outstanding at January 1, 2013	$ 611
Options granted
Options exercised	27
Options forfeited or expired	39
Outstanding at September 30, 2013	1,909	611
Exercisable at September 30, 2013	$ 1,597